Provision For Tax, Civil And Labor Risks - Schedule of contingent liabilities (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Total contingent liabilities	R$ 9,067,870	R$ 3,642,219
Judicial deposits	(600,340)	(337,255)	R$ (337,460)	R$ (333,577)
Tax Contignecy [Member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities	8,715,657	3,503,392
Civil Contignecy [Member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities	144,151	61,532
Labor Contignecy [Member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities	208,062	77,295
Contigent Deposits [Member]
Disclosure of contingent liabilities [line items]
Judicial deposits	R$ (242,817)	R$ (136,258)